SUPPLEMENTARY CASH FLOW INFORMATION - Other Non-Cash Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplementary Cash Flow Information [Abstract]
Write off / (recoveries) of assets	$ 16.4	$ (6.1)
Revaluation of employees' pension plan	3.9	6.7
Provision on indirect taxes	(10.8)	6.1
Legal expenses	(33.0)	11.7
Other expenses	15.7	18.3
Total non-cash (recoveries)/expenses	$ (7.8)	$ 36.7